Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.54%
Brazil–1.80%
B3 S.A. - Brasil, Bolsa, Balcao	501,700	$5,646,556
Multiplan Empreendimentos Imobiliarios S.A.	280,271	2,269,602
		7,916,158
Canada–6.82%
Fairfax Financial Holdings Ltd.	20,671	9,249,468
Onex Corp.	149,223	9,573,094
Open Text Corp.	128,665	5,790,606
Tourmaline Oil Corp.	319,530	3,223,308
Trican Well Service Ltd.(a)	2,802,736	2,202,543
		30,039,019
China–2.77%
Angel Yeast Co. Ltd., A Shares	1,238,871	4,936,614
Henan Shuanghui Investment & Development Co. Ltd., A Shares	1,741,787	7,259,842
		12,196,456
France–1.44%
Bollore S.A.	1,559,165	6,345,774
Germany–7.21%
Deutsche Boerse AG	68,108	11,107,987
MorphoSys AG(a)	94,364	11,818,570
MTU Aero Engines AG	28,900	8,800,472
		31,727,029
Hong Kong–1.60%
Hongkong Land Holdings Ltd.	1,334,000	7,043,497
Hungary–0.92%
Gedeon Richter PLC	189,121	4,057,479
Ireland–0.99%
Origin Enterprises PLC	1,050,254	4,347,592
Israel–1.29%
Check Point Software Technologies Ltd.(a)	49,676	5,678,464
Japan–3.32%
Disco Corp.	13,300	3,078,537
Koito Manufacturing Co. Ltd.	99,300	4,279,046
Nabtesco Corp.	254,500	7,263,731
		14,621,314
Mexico–1.87%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	666,100	8,232,701
Netherlands–1.35%
SBM Offshore N.V.	345,985	5,946,800
Romania–1.75%
Fondul Proprietatea S.A.	24,772,980	7,691,402
Turkey–2.15%
Haci Omer Sabanci Holding A.S.	2,260,542	3,679,290
Shares		Value
Turkey–(continued)
Tupras-Turkiye Petrol Rafinerileri A.S.	308,925	$5,808,272
		9,487,562
United Kingdom–16.49%
DCC PLC	238,756	19,316,871
HomeServe PLC	668,210	11,261,581
IG Group Holdings PLC	901,552	7,898,961
Informa PLC	661,915	6,796,681
John Wood Group PLC	407,487	2,013,685
Jupiter Fund Management PLC	958,750	4,849,896
Savills PLC	689,358	11,364,568
Ultra Electronics Holdings PLC	304,249	9,077,400
		72,579,643
United States–41.77%
Activision Blizzard, Inc.	84,641	4,949,806
Advance Auto Parts, Inc.	46,142	6,079,208
Amphenol Corp., Class A	36,167	3,597,531
Aptiv PLC	57,665	4,889,415
Assurant, Inc.	43,412	5,667,871
Avanos Medical, Inc.(a)	136,695	3,764,580
Baxter International, Inc.	52,563	4,689,671
Black Knight, Inc.(a)	86,907	5,815,816
Centene Corp.(a)	47,879	3,007,280
CoStar Group, Inc.(a)	5,660	3,695,923
Dollar General Corp.	38,176	5,856,580
Dril-Quip, Inc.(a)	91,763	3,753,107
Expedia Group, Inc.	27,471	2,979,230
Fidelity National Information Services, Inc.	40,754	5,854,720
FLIR Systems, Inc.	101,116	5,211,519
Fortive Corp.	57,732	4,325,859
GoDaddy, Inc., Class A(a)	45,618	3,065,986
Horizon Therapeutics PLC(a)	115,092	3,969,523
IAA, Inc.(a)	119,042	5,625,925
IHS Markit Ltd.	105,922	8,353,009
Intercontinental Exchange, Inc.	51,966	5,183,089
Kansas City Southern	48,101	8,114,158
KLA Corp.	32,663	5,413,566
L3Harris Technologies, Inc.	14,491	3,207,293
NCR Corp.(a)	252,038	8,498,721
PTC, Inc.(a)	45,370	3,771,154
RealPage, Inc.(a)	102,359	5,972,648
Roper Technologies, Inc.	16,199	6,182,510
Sabre Corp.	235,849	5,080,187
SBA Communications Corp., Class A	19,117	4,770,839
ServiceMaster Global Holdings, Inc.(a)	142,298	5,129,843
ServiceNow, Inc.(a)	16,074	5,436,709
Sherwin-Williams Co. (The)	8,788	4,894,828
Synopsys, Inc.(a)	24,791	3,656,920
Tradeweb Markets, Inc., Class A	62,416	2,882,371
Tyler Technologies, Inc.(a)	12,800	4,143,104
Wyndham Hotels & Resorts, Inc.	111,981	6,401,954
		183,892,453
Total Common Stocks & Other Equity Interests (Cost $295,040,200)		411,803,343

See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Shares		Value
Money Market Funds–6.61%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(b)	10,165,074	$10,165,074
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(b)	7,309,485	7,312,409
Invesco Treasury Portfolio, Institutional Class, 1.47%(b)	11,617,227	11,617,227
Total Money Market Funds (Cost $29,093,076)		29,094,710
TOTAL INVESTMENTS IN SECURITIES—100.15% (Cost $324,133,276)		440,898,053
OTHER ASSETS LESS LIABILITIES–(0.15)%		(675,372)
NET ASSETS–100.00%		$440,222,681
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$7,916,158	$—	$—	$7,916,158
Canada	30,039,019	—	—	30,039,019
China	—	12,196,456	—	12,196,456
France	—	6,345,774	—	6,345,774
Germany	—	31,727,029	—	31,727,029
Hong Kong	—	7,043,497	—	7,043,497
Hungary	—	4,057,479	—	4,057,479
Ireland	—	4,347,592	—	4,347,592
Israel	5,678,464	—	—	5,678,464
Japan	—	14,621,314	—	14,621,314
Mexico	8,232,701	—	—	8,232,701
Netherlands	—	5,946,800	—	5,946,800
Romania	—	7,691,402	—	7,691,402
Turkey	—	9,487,562	—	9,487,562
United Kingdom	—	72,579,643	—	72,579,643
United States	183,892,453	—	—	183,892,453
Money Market Funds	29,094,710	—	—	29,094,710
Total Investments	$264,853,505	$176,044,548	$—	$440,898,053
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Global Small & Mid Cap Growth Fund